Faegre Drinker Biddle & Reath LLP

1500 K Street NW

Suite 1100

Washington, D.C. 20005

Telephone: (202) 842-8800

www.faegredrinker.com

July 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith for filing is a Post-Effective Amendment (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 360 under the 1933 Act) and the Investment Company Act of 1940, as amended (the “1940 Act”) (Amendment No. 365 under the 1940 Act).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act because of changes in the fund name and principal investment strategies of the F/m Callable Tax-Free Municipal ETF (f/k/a F/m Short Duration High Coupon Tax-Free Municipal ETF) (the “Fund”). As a point of information, the Fund is changing from an actively managed exchanged-trade fund to a passively managed exchanged traded fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective in 60 days. At or before that time, the Company will file another post-effective amendment to its registration statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information, and/or file updated exhibits to the Company’s registration statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (202) 230-5218 or gwendolyn.williamson@faegredrinker.com.

Respectfully,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson

Enclosures

cc:	Steven Plump, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.